SOURCE CAPITAL, INC.

Portfolio of investments

September 30, 2022

(Unaudited)

COMMON STOCKS	Shares	Fair Value
SEMICONDUCTOR DEVICES — 4.5%
Analog Devices, Inc.	49,190	$6,854,135
Broadcom, Inc.	12,451	5,528,368
NXP Semiconductors NV (Netherlands)	14,240	2,100,542
		$14,483,045
INTERNET MEDIA — 3.7%
Alphabet, Inc. Class A(a)	36,630	$3,503,659
Alphabet, Inc. Class C(a)	27,790	2,672,009
Meta Platforms, Inc. Class A(a)	14,379	1,950,943
Prosus NV (Netherlands)	68,710	3,634,299
		$11,760,910
INDUSTRIAL DISTRIBUTION & RENTAL — 3.0%
Ferguson PLC (Britain)	18,468	$1,900,911
Howmet Aerospace, Inc.	86,700	2,681,631
LG Corp. (South Korea)	44,910	2,322,877
Safran SA (France)	28,560	2,631,362
		$9,536,781
CEMENT & AGGREGATES — 2.7%
HeidelbergCement AG (Germany)	30,810	$1,233,480
Holcim AG (Switzerland)	174,930	7,265,259
		$8,498,739
CABLE & SATELLITE — 2.6%
Charter Communications, Inc. Class A(a)	5,983	$1,814,943
Comcast Corp. Class A	215,600	6,323,548
		$8,138,491
APPLICATION SOFTWARE — 2.3%
Activision Blizzard, Inc.	27,380	$2,035,429
Entain PLC (Isle of Man)	97,030	1,176,560
Epic Games, Inc.(b)(c)(d)	4,347	1,704,024
Nexon Co. Ltd. (Japan)	59,772	1,053,950
Nintendo Co. Ltd. (Japan)	32,700	1,322,641
		$7,292,604
ELECTRICAL COMPONENTS — 2.0%
TE Connectivity Ltd. (Switzerland)	57,280	$6,321,421

		$6,321,421
P&C INSURANCE — 1.9%
American International Group, Inc.	129,280	$6,138,214

		$6,138,214
DIVERSIFIED BANKS — 1.8%
Citigroup, Inc.	108,650	$4,527,445
Flutter Entertainment PLC (Ireland)(a)	5,700	632,488
Gulfport Energy Corp.(a)	8,000	706,320
		$5,866,253

SOURCE CAPITAL, INC.

Portfolio of investments (Continued)

September 30, 2022

(Unaudited)

COMMON STOCKS (Continued)	Shares	Fair Value
BASE METALS — 1.6%
Glencore PLC (Switzerland)	943,670	$5,038,050

		$5,038,050
INSURANCE BROKERS — 1.6%
Aon PLC Class A (Britain)	18,489	$4,952,648

		$4,952,648
BANKS — 1.5%
Wells Fargo & Co.	120,510	$4,846,912

		$4,846,912
CHEMICALS — 1.4%
International Flavors & Fragrances, Inc.	48,514	$4,406,527

		$4,406,527
INVESTMENT COMPANIES — 1.3%
Groupe Bruxelles Lambert SA (Belgium)	60,010	$4,227,465

		$4,227,465
FOOD SERVICES — 1.2%
JDE Peet's NV (Netherlands)	122,940	$3,607,392
Just Eat Takeaway.com NV (Netherlands)(a)(e)	14,680	232,726
		$3,840,118
E-COMMERCE DISCRETIONARY — 1.0%
Alibaba Group Holding Ltd. (China)(a)	60,256	$598,365
Amazon.com, Inc.(a)	20,600	2,327,800
Delivery Hero SE (Germany)(a)(e)	8,390	311,966
		$3,238,131
INTEGRATED UTILITIES — 0.9%
FirstEnergy Corp.	68,180	$2,522,660
PG&E Corp.(a)	38,104	476,300
		$2,998,960
MIDSTREAM - OIL & GAS — 0.8%
Kinder Morgan, Inc.	160,090	$2,663,898

		$2,663,898
RAILROAD ROLLING STOCK — 0.8%
Westinghouse Air Brake Technologies Corp.	32,420	$2,637,367

		$2,637,367

SOURCE CAPITAL, INC.

Portfolio of investments (Continued)

September 30, 2022

(Unaudited)

COMMON STOCKS (Continued)	Shares	Fair Value
HOTELS, RESTAURANTS & LEISURE — 0.7%
Marriott International, Inc. Class A	15,300	$2,144,142

		$2,144,142
APPAREL, FOOTWEAR & ACCESSORY DESIGN — 0.6%
Cie Financiere Richemont SA Class A (Switzerland)	20,470	$1,955,925

		$1,955,925
COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT & SYSTEMS — 0.5%
Samsung C&T Corp. (South Korea)	21,370	$1,545,953

		$1,545,953
REAL ESTATE OWNERS & DEVELOPERS — 0.5%
Swire Pacific Ltd. Class A (Hong Kong)	191,935	$1,436,520

		$1,436,520
AUTOMOTIVE RETAILERS — 0.4%
CarMax, Inc.(a)	18,767	$1,238,997

		$1,238,997
ENERGY — 0.3%
PHI Group, Inc., Restricted(b)(c)(d)	84,452	$1,055,650

		$1,055,650
ENTERTAINMENT CONTENT — 0.3%
Netflix, Inc.(a)	3,588	$844,759

		$844,759
OIL & GAS SERVICES & EQUIPMENT — 0.2%
McDermott International Ltd.(a)	1,611,740	$725,283

		$725,283
INDUSTRIALS — 0.2%
Uber Technologies, Inc.(a)	26,570	$704,105

		$704,105
HEALTH CARE SERVICES — 0.1%
ICON PLC (Ireland)(a)	1,759	$323,269

		$323,269
RETAILING — 0.1%
Copper Earn Out Trust(b)(c)(d)	2,141	$11,775

SOURCE CAPITAL, INC.

Portfolio of investments (Continued)

September 30, 2022

(Unaudited)

COMMON STOCKS (Continued)	Shares	Fair Value
Copper Property CTL Pass Through Trust(b)(c)(d)	16,058	$208,754
		$220,529
FINANCIALS — 0.0%
Pershing Square Tontine Holdings Ltd. Class A(c)(d)	14,610	$—

		$—

TOTAL COMMON STOCKS — 40.5% (Cost $122,235,431)		$129,081,666

SPECIAL PURPOSE ACQUISITION COMPANIES(a)
Accelerate Acquisition Corp.	139	$1,368
African Gold Acquisition Corp.	13,383	132,759
Agile Growth Corp.	73,868	732,771
Alpha Partners Technology Merger Corp.	3,087	30,376
Angel Pond Holdings Corp. Class A (Cayman Islands)	72,045	708,202
Angel Pond Holdings Corp. Class A (Cayman Islands)	24,015	6,006
Apollo Strategic Growth Capital II	15,782	155,768
Ares Acquisition Corp.	37,713	374,113
Atlantic Coastal Acquisition Corp.	31,363	1,101
Atlantic Coastal Acquisition Corp. Class A	94,089	923,954
Atlantic Coastal Acquisition Corp. II	23,909	240,046
Avanti Acquisition Corp. (Cayman Islands)	179,000	1,790,000
BigBear.ai Holdings, Inc.	20,278	3,042
Biote Corp.	139	47
Broadscale Acquisition Corp.	15,962	659
Broadscale Acquisition Corp. Class A	63,849	628,913
BurTech Acquisition Corp.	94,574	944,794
C5 Acquisition Corp.	18,292	186,944
Churchill Capital Corp. VII	46,921	462,177
Colonnade Acquisition Corp. II	15,687	1,569
Colonnade Acquisition Corp. II Class A	78,438	778,105
COVA Acquisition Corp. Class A	25,443	252,903
COVA Acquisition Corp. Class A	12,721	319
DHC Acquisition Corp.	13,186	1,188
DHC Acquisition Corp. Class A	39,560	391,248
Digital Transformation Opportunities Corp.	5,496	53,916
Disruptive Acquisition Corp. I	78,438	777,321
ESM Acquisition Corp.	12	119
Flame Acquisition Corp.	78,434	774,928
Forest Road Acquisition Corp. II	94,701	930,920
Fortress Value Acquisition Corp. IV	37,663	370,227
FTAC Hera Acquisition Corp.	9,486	94,006
Fusion Acquisition Corp. II	13,221	129,962
Glenfarne Merger Corp.	78,770	772,734
Global Partner Acquisition Corp. II	29,450	293,028
Golden Arrow Merger Corp.	78,438	772,614
Gores Holdings VII, Inc.	375	3,690
Gores Holdings VIII, Inc.	2,244	2,083

SOURCE CAPITAL, INC.

Portfolio of investments (Continued)

September 30, 2022

(Unaudited)

SPECIAL PURPOSE ACQUISITION COMPANIES (Continued)	Shares	Fair Value
Gores Holdings VIII, Inc. Class A	17,956	$177,226
Gores Technology Partners II, Inc.	495	4,856
GSR II Meteora Acquisition Corp. Class A	66	324
GX Acquisition Corp. II	16,476	1,320
GX Acquisition Corp. II Class A	49,428	485,136
Heliogen, Inc.	7,538	1,658
Hudson Executive Investment Corp. III	94,802	931,904
InterPrivate IV InfraTech Partners, Inc.	65,644	643,311
Kismet Acquisition Three Corp.	78,438	776,536
Landcadia Holdings IV, Inc.	94,488	931,652
Lazard Growth Acquisition Corp. I	2,856	28,246
Lead Edge Growth Opportunities Ltd.	8,532	84,723
Macondray Capital Acquisition Corp. I	78,771	788,498
Mason Industrial Technology, Inc.(a)	57,779	565,656
Metals Acquisition Corp. Class A (Cayman Islands)	41,269	403,611
Metals Acquisition Corp. Class A (Cayman Islands)	13,756	4,472
Mission Advancement Corp.	46,588	457,028
Monument Circle Acquisition Corp.	5,326	52,514
Northern Star Investment Corp. III	41,998	413,260
Northern Star Investment Corp. IV	32,445	318,285
Orion Acquisition Corp.	19,230	189,031
Peridot Acquisition Corp. II(a)	44,467	441,388
Pine Technology Acquisition Corp. Class A	73,500	723,240
Pine Technology Acquisition Corp. Class A	24,500	980
Plum Acquisition Corp. I	73,975	731,613
PowerUp Acquisition Corp. (Cayman Islands)	3,497	35,495
Prenetics Global Ltd. (Cayman Islands)	815	333
Ross Acquisition Corp. II	17,636	175,125
RXR Acquisition Corp.	750	7,358
Silver Spike Acquisition Corp. II Class A	9,972	98,922
Silver Spike Acquisition Corp. II Class A	2,493	75
Slam Corp.	54,472	539,818
Stratim Cloud Acquisition Corp.	51,216	502,429
Swvl Holdings Corp.	2,126	64
TCW Special Purpose Acquisition Corp.	9,056	88,477
Tio Tech A (Germany)	22,561	222,903
TLG Acquisition One Corp.	94,701	933,752
Twelve Seas Investment Co. II	75,237	740,332
Viking Acquisition (Norway)(b)(c)(d)	1,687,500	1,033,201
Virgin Orbit Holdings, Inc.	7,210	2,154

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES — 8.5% (Cost $27,839,197)		$27,260,826

LIMITED PARTNERSHIPS (k)
Blue Torch Credit Opportunities Fund II LP (Private Credit)(b)(c)(d)(f)(h)	55,000	$4,592,112
Clover Private Credit Opportunities LP (Private Credit)(b)(c)(d)(f)	60,000	3,711,818
HIG Whitehorse Direct Lending 2020 LP (Private Credit)(b)(c)(d)(f)(h)	55,000	3,153,478

SOURCE CAPITAL, INC.

Portfolio of investments (Continued)

September 30, 2022

(Unaudited)

LIMITED PARTNERSHIPS (Continued)	Shares	Fair Value
Metropolitan Partners Fund VII LP (Private Credit)(b)(c)(d)(f)(h)	80,000	$8,233,085
MSD Private Credit Opportunities Fund 2 LP (Private Credit)(b)(c)(d)(f)(h)	80,000	4,599,684
MSD Real Estate Credit Opportunities Fund (Private Credit)(b)(c)(d)(f)(h)	30,000	2,347,649
Nebari Natural Resources Credit Fund I LP (Private Credit)(b)(c)(d)(f)(h)	55,000	2,364,650
Piney Lake Opportunities Fund LP (Private Credit)(b)(c)(d)	30,000	2,978,263
Post Road Special Opportunity Fund I LP (Private Credit)(b)(c)(d)(f)(h)	18,000	901,385
Silverpeak Credit Opportunities Onshore Fund LP (Private Credit)(b)(c)(d)(f)	34,745	2,603,821
Silverpeak Special Situations (Private Credit)(b)(c)(d)(f)(h)	48,500	2,891,071

TOTAL LIMITED PARTNERSHIPS — 12.0% (Cost $35,990,196)		$38,377,016

PREFERRED STOCKS
ENGINEERING SERVICES — 0.1%
McDermott International, Inc. — 8.000%(b)(c)(d)	711	$426,651

		$426,651
ENERGY — 0.0%
Gulfport Energy Corp. — 10.000%(c)(d)	21	$12,548

		$12,548

TOTAL PREFERRED STOCKS — 0.1% (Cost $20,240)		$439,199

CLOSED END FUND — 0.2%
MEDICAL EQUIPMENT — 0.2%
Altegrity, Inc.(b) (Cost $0)	142,220	$537,592

		$537,592
WARRANTS
MIDSTREAM - OIL & GAS — 0.1%
Windstream Holdings II, LLC 09/21/2055(b)(c)(d)	10,312	$144,368

		$144,368
ENERGY — 0.0%
Cie Financiere Richemont SA 11/22/2023 (Switzerland)(a)	69,686	$31,075

		$31,075

TOTAL WARRANTS — 0.1% (Cost $316,230)		$175,443

SOURCE CAPITAL, INC.

Portfolio of investments (Continued)

September 30, 2022

(Unaudited)

BONDS & DEBENTURES	Shares or Principal Amount	Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
NON-AGENCY — 0.4%
A10 Bridge Asset Financing LLC 2020-C A — 2.021% 8/15/2040(e)	$11,651	$11,519
BX Commercial Mortgage Trust 2021-VOLT F, 1M USD LIBOR + 2.400% — 5.218% 9/15/2036(e)(g)	1,311,000	1,219,748
		$1,231,267

TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $1,322,284)		$1,231,267

ASSET-BACKED SECURITIES — 15.2%
COLLATERALIZED LOAN OBLIGATION — 7.4%
ABPCI Direct Lending Fund CLO I LLC 2016-1A E2, 3M USD LIBOR + 8.730% — 11.440% 7/20/2033(e)(g)	$2,056,000	$1,808,281
ABPCI Direct Lending Fund CLO II LLC 2017-1A ER, 3M USD LIBOR + 7.600% — 10.310% 4/20/2032(e)(g)	2,942,000	2,562,673
Barings Middle Market CLO Ltd. 2021-IA D, 3M USD LIBOR + 8.650% — 11.360% 7/20/2033(e)(g)	1,040,000	920,561
BlackRock Maroon Bells CLO XI LLC 2022-1A E, 3M USD LIBOR + 9.500% — 12.676% 10/15/2034(e)(g)	3,460,000	3,299,110
Fortress Credit Opportunities IX CLO Ltd. 2017-9A ER, 3M USD LIBOR + 8.060% — 10.572% 10/15/2033(e)(g)	5,186,000	4,475,207
Ivy Hill Middle Market Credit Fund XII Ltd. 12A DR, 3M USD LIBOR + 8.170% — 10.880% 7/20/2033(e)(g)	814,000	675,284
Ivy Hill Middle Market Credit Fund XVIII Ltd. 18A E, 3M USD LIBOR + 7.750% — 10.509% 4/22/2033(e)(g)	3,464,000	3,023,054
Parliament CLO II Ltd. 2021-2A D, 3M USD LIBOR + 3.700% — 6.684% 8/20/2032(e)(g)	1,854,000	1,624,695
TCP Whitney CLO Ltd. 2017-1A ER, 3M USD LIBOR + 8.160% — 11.144% 8/20/2033(e)(g)	1,571,000	1,373,252
VCP CLO II Ltd. 2021-2A E, 3M USD LIBOR + 8.400% — 10.922% 4/15/2031(e)(g)	4,421,000	3,783,492
		$23,545,609
EQUIPMENT — 1.0%
Coinstar Funding LLC 2017-1A A2 — 5.216% 4/25/2047(e)	$2,903,140	$2,817,784
Prop 2017-1A — 5.300% 3/15/2042(c)	457,176	397,743
		$3,215,527
OTHER — 6.8%
ABPCI Direct Lending Fund ABS I Ltd. 2020-1A A — 3.199% 12/20/2030(e)	$350,000	$317,135
ABPCI Direct Lending Fund ABS I Ltd. 2020-1A B — 4.935% 12/20/2030(e)	3,536,000	3,193,142
ABPCI Direct Lending Fund ABS II LLC 2022-2A C — 8.237% 3/1/2032	3,387,000	3,153,446
Cologix Data Centers US Issuer LLC 2021-1A C — 5.990% 12/26/2051(e)	1,765,000	1,577,719

SOURCE CAPITAL, INC.

Portfolio of investments (Continued)

September 30, 2022

(Unaudited)

BONDS & DEBENTURES (Continued)	Principal Amount	Fair Value
Diamond Infrastructure Funding LLC 2021-1A C — 3.475% 4/15/2049(e)	$384,000	$314,842
Diamond Issuer 2021-1A C — 3.787% 11/20/2051(e)	1,000,000	812,140
Elm Trust 2020-3A A2 — 2.954% 8/20/2029(e)	109,000	104,178
Elm Trust 2020-4A B — 3.866% 10/20/2029(e)	1,177,000	1,099,790
Elm Trust 2020-3A B — 4.481% 8/20/2029(e)	271,000	256,483
Golub Capital Partners ABS Funding Ltd. 2021-1A B — 3.816% 4/20/2029(e)	1,444,000	1,339,944
Golub Capital Partners ABS Funding Ltd. 2021-2A B — 3.994% 10/19/2029(e)	3,377,000	3,002,797
Golub Capital Partners ABS Funding Ltd. 2020-1A B — 4.496% 1/22/2029(e)	1,620,000	1,531,655
Hotwire Funding LLC 2021-1 C — 4.459% 11/20/2051(e)	750,000	634,087
Legal Fee Funding LLC 2006-1A A — 8.000% 7/20/2036(c)(e)	137,935	137,935
Monroe Capital ABS Funding Ltd. 2021-1A B — 3.908% 4/22/2031(e)	872,000	797,207
TVEST LLC 2020-A A — 4.500% 7/15/2032(e)	63,778	62,707
VCP RRL ABS I Ltd. 2021-1A B — 2.848% 10/20/2031(e)	1,138,931	1,052,639
VCP RRL ABS I Ltd. 2021-1A C — 5.425% 10/20/2031(e)	2,399,113	2,268,330
		$21,656,176

TOTAL ASSET-BACKED SECURITIES (Cost $53,277,668)		$48,417,312

CORPORATE BONDS & NOTES — 8.0%
COMMUNICATIONS — 1.0%
Consolidated Communications, Inc. — 6.500% 10/1/2028(e)	$1,272,000	$950,820
Frontier Communications Holdings LLC — 5.875% 10/15/2027(e)	453,000	405,530
Upwork, Inc. — 0.250% 8/15/2026	$2,500,000	$1,828,250
		$3,184,600
CONSUMER, CYCLICAL — 0.9%
Air Canada Pass-Through Trust 2020-1C — 10.500% 7/15/2026(e)	$2,643,000	$2,749,889
		$2,749,889
CONSUMER, NON-CYCLICAL — 0.2%
Cimpress PLC — 7.000% 6/15/2026(e)	$381,000	$260,985
Herbalife Nutrition Ltd./HLF Financing, Inc. — 7.875% 9/1/2025(e)	380,000	343,577
		$604,562
ENERGY — 3.7%
Gulfport Energy Corp. — 6.000% 10/15/2024(c)(d)	$337,000	$—
Gulfport Energy Corp. — 6.375% 5/15/2025(c)(d)	162,000	—
Gulfport Energy Corp. — 6.375% 1/15/2026(c)(d)	169,000	—
Gulfport Energy Corp. — 6.625% 5/1/2023(c)(d)	171,000	—
Gulfport Energy Corp. — 8.000% 5/17/2026	10,975	10,920
Natural Resource Partners LP/NRP Finance Corp. — 9.125% 6/30/2025(e)	945,000	965,979
Par Petroleum LLC/Par Petroleum Finance Corp. — 12.875% 1/15/2026(e)	1,300,000	1,404,000
Tidewater, Inc. — 8.500% 11/16/2026	9,600,000	9,600,000
		$11,980,899
FINANCIAL — 2.2%
Midcap Financial Issuer Trust — 6.500% 5/1/2028(e)	$3,466,000	$2,946,100
OWL Rock Core Income Corp. — 4.700% 2/8/2027	1,970,000	1,724,328

SOURCE CAPITAL, INC.

Portfolio of investments (Continued)

September 30, 2022

(Unaudited)

BONDS & DEBENTURES (Continued)	Principal Amount	Fair Value
OWL Rock Core Income Corp. — 7.750% 9/16/2027(e)	$2,243,000	$2,207,332
		$6,877,760

TOTAL CORPORATE BONDS & NOTES (Cost $26,417,265)		$25,397,710

CORPORATE BANK DEBT — 8.0%
ABG Intermediate Holdings 2 LLC, 1M USD LIBOR + 3.250% — 6.365% 9/29/2024(b)(g)(i)	$1,687,208	$1,646,091
Applied Systems, Inc., 3M USD LIBOR + 3.000% — 6.674% 9/19/2024(b)(g)(i)	706,286	704,344
Asurion LLC, 1M USD LIBOR + 3.000% — 6.115% 11/3/2024(b)(g)(i)	2,344,452	2,188,148
Axiom Global, Inc., 1M USD LIBOR + 5.500% — 7.506% 10/1/2026(b)(g)(i)	1,744,592	1,670,446
Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan, 1M USD LIBOR + 4.750% — 7.865% 11/12/2027(b)(f)(g)(i)	151,351	145,865
Capstone Acquisition Holdings, Inc. 2020 Term Loan, 1M USD LIBOR + 4.750% — 7.865% 11/12/2027(b)(g)(i)	2,187,045	2,132,369
Cimpress Public Ltd., 1M USD LIBOR + 3.500% — 6.615% 5/17/2028(b)(g)(i)	996,388	944,077
Emerald Topco, Inc., 1M USD LIBOR + 3.500% — 4.560% — 6.884% 7/24/2026(b)(g)(i)	1,159,064	1,064,403
Farfetch U.S. Holdings, Inc., 1M USD LIBOR + 6.250% — 9.290% 9/27/2027(b)(c)(g)(i)	2,424,000	2,272,500
Frontier Communications Corp., 3M USD LIBOR + 3.750% — 7.438% 5/1/2028(b)(g)(i)	1,249,965	1,159,343
GHX Ultimate Parent Corp., 6M USD LIBOR + 3.250% — 6.127% 6/28/2024(b)(g)(i)	1,732,581	1,621,609
Heartland Dental LLC, 1M USD LIBOR + 4.000% — 7.084% 4/30/2025(b)(g)(i)	1,745,935	1,606,260
JC Penney Corp., Inc., 1M USD LIBOR + 9.500% — 9.500% 6/23/2023(b)(g)(i)	471,317	47
McDermott LC. — 3.740% 12/31/2025(b)(c)(d)(f)(g)(i)	302,560	342,354
McDermott Senior Exit LC — 3.000% 6/30/2024(b)(d)(i)	744,662	(335,098)
McDermott Super Senior Exit LC — 0.500% 6/30/2024(b)(f)(g)(i)	7,365,000	(1,473,000)
McDermott Technology Americas, Inc., 1M USD LIBOR + 1.000% — 4.115% 6/30/2025(b)(g)(i)	1,209,435	568,434
McDermott Technology Americas, Inc., 1M USD LIBOR + 3.000% — 6.115% 6/30/2024(b)(g)(i)	141,919	85,151
Mediaco Holding, Inc. Class A, 1M USD LIBOR + 6.400% — 9.482% 11/25/2024(b)(c)(d)(g)(i)	3,478,718	3,235,208
Packers Holdings LLC, 1M USD LIBOR + 3.250% — 6.006% 3/9/2028(b)(g)(i)	1,172,390	1,072,737
PetVet Care Centers LLC, 1M USD LIBOR + 3.500% — 6.615% 2/14/2025(b)(g)(i)	647,327	596,350
Polaris Newco, LLC Term Loan B, 1M USD LIBOR + 4.000% — 7.674% 6/2/2028(b)(g)(i)	1,154,340	1,061,993
QBS Parent, Inc., 3M USD LIBOR + 4.250% — 7.924% 9/22/2025(b)(g)(i)	1,949,367	1,783,671
WH Borrower LLC, Term Loan B, 1M USD LIBOR + 5.500% — 8.422% 2/15/2027(b)(g)(i)	1,164,083	1,102,968
Windstream Services LLC, 1M USD LIBOR + 6.250% — 9.365% 9/21/2027(b)(g)(i)	255,068	235,938

TOTAL CORPORATE BANK DEBT (Cost $30,402,901)		$25,432,208

CONVERTIBLE BONDS — 2.4%
COMMUNICATIONS — 2.4%
Delivery Hero SE (Germany) — 1.000% 4/30/2026	$3,500,000	$2,434,362
Delivery Hero SE (Germany) — 1.000% 1/23/2027	500,000	375,130
RealReal, Inc. — 3.000% 6/15/2025	2,000,000	1,189,723
Wayfair, Inc. — 0.625% 10/1/2025	4,955,000	3,319,866
Zillow Group, Inc. — 1.375% 9/1/2026	350,000	338,275

SOURCE CAPITAL, INC.

Portfolio of investments (Continued)

September 30, 2022

(Unaudited)

BONDS & DEBENTURES (Continued)	Principal Amount	Fair Value
Zillow Group, Inc. — 2.750% 5/15/2025	48,000	43,632

TOTAL CONVERTIBLE BONDS (Cost $9,143,395)		$7,700,988

TOTAL BONDS & DEBENTURES — 34.0% (Cost $120,563,513)		$108,179,485

TOTAL INVESTMENT SECURITIES — 95.4% (Cost $306,964,807)		$304,051,227

SHORT-TERM INVESTMENTS — 5.5%
State Street Bank Repurchase Agreement — 0.83% 10/3/2022
(Dated 09/30/2022, repurchase price of $17,504,211, collateralized by $18,198,200 principal amount U.S. Treasury Bill — 0.000% 2023, fair value $17,853,126)(j)	$17,503,000	$17,503,000
TOTAL SHORT-TERM INVESTMENTS (Cost $17,503,000)		$17,503,000

TOTAL INVESTMENTS — 100.9% (Cost $324,467,807)		$321,554,227
Other Assets and Liabilities, net — (0.9)%		(2,556,014)
NET ASSETS — 100.0%		$318,998,213

(a)	Non-income producing security.
(b)	Restricted securities. These restricted securities constituted 21.62% of total net assets at September 30, 2022, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.
(c)	Investments categorized as a significant unobservable input (Level 3) (See Note 1 of the Notes to Financial Statements).
(d)	These securities have been valued in good faith under policies adopted by authority of the Board of Directors in accordance with the Fund's fair value procedures. These securities constituted 14.49% of total net assets at September 30, 2022.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(f)	All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.
(g)	Variable/Floating Rate Security — The rate shown is based on the latest available information as of September 30, 2022. For Corporate Bank Debt, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(h)	As of September 30, 2022, the Fund had entered into commitments to fund various delayed draw limited partnership and/debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied. At September 30, 2022, unfunded commitments totaled $22,908,897.
(i)	For corporate bank debt, the rate shown may represent a weighted average interest rate.
(j)	Security pledged as collateral.
(k)	Investment valued using net asset value per share (or its equivalent) as a practical expedient.

SOURCE CAPITAL, INC.

Portfolio of investments – RESTRICTED SECURITIES

September 30, 2022

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
ABG Intermediate Holdings 2 LLC, 1M USD LIBOR + 3.250% — 6.365% 9/29/2024	03/06/2020, 02/02/2021, 03/17/2021, 03/18/2021	$1,682,850	$1,646,091	0.52%
Altegrity, Inc.	09/01/2021, 03/15/2022	—	537,592	0.17%
Applied Systems, Inc., 3M USD LIBOR + 3.000% —6.674% 9/19/2024	07/28/2021, 08/03/2021	705,102	704,344	0.22%
Asurion LLC, 1M USD LIBOR + 3.000% — 6.115% 11/3/2024	01/06/2021, 03/01/2021, 03/02/2021,05/21/2021, 07/14/2021	2,343,003	2,188,148	0.69%
Axiom Global, Inc., 1M USD LIBOR + 5.500% — 7.506% 10/1/2026	11/18/2021, 11/19/2021	1,729,780	1,670,446	0.52%
Blue Torch Credit Opportunities Fund II LP	02/16/2021	4,241,094	4,592,112	1.44%
Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan, 1M USD LIBOR +4.750% — 7.865% 11/12/2027	11/12/2020	150,796	145,865	0.05%
Capstone Acquisition Holdings, Inc. 2020 Term Loan, 1M USD LIBOR + 4.750% —7.865% 11/12/2027	11/12/2020	2,171,011	2,132,369	0.67%
Cimpress Public Ltd., 1M USD LIBOR + 3.500% — 6.615% 5/17/2028	04/30/2021	988,351	944,077	0.30%
Clover Private Credit Opportunities LP	12/31/2021	3,658,948	3,711,818	1.16%
Copper Earn Out Trust	12/08/2020	—	11,775	0.00%
Copper Property CTL Pass Through Trust	10/05/2017, 10/06/2017, 10/11/2017, 11/19/2018, 11/27/2018, 06/08/2020, 07/10/2020	528,672	208,754	0.07%
Emerald Topco, Inc., 1M USD LIBOR + 3.500% — 4.560%— 6.884% 7/24/2026	09/20/2021	1,152,665	1,064,403	0.33%
Epic Games, Inc.	06/25/2020	2,499,525	1,704,024	0.53%
Farfetch U.S. Holdings, Inc., 1M USD LIBOR + 6.250% — 9.290% 9/27/2027	09/27/2022	2,266,440	2,272,500	0.71%
Frontier Communications Corp., 3M USD LIBOR + 3.750%— 7.438% 5/1/2028	04/09/2021	1,239,850	1,159,343	0.36%
GHX Ultimate Parent Corp., 6M USD LIBOR + 3.250% —6.127% 6/28/2024	07/23/2021, 08/17/2021, 05/20/2021	1,727,519	1,621,609	0.51%
Heartland Dental LLC, 1M USD LIBOR + 4.000% — 7.084% 4/30/2025	06/10/2021, 08/02/2021, 08/03/2021, 08/12/2021, 12/02/2021	1,739,652	1,606,260	0.50%
HIG Whitehorse Direct Lending 2020 LP	07/30/2021	3,214,906	3,153,478	0.99%
JC Penney Corp., Inc., 1M USD LIBOR + 9.500%— 9.500% 6/23/2023	02/03/2021	—	47	0.00%
McDermott International, Inc. — 8.000%	12/31/2020	—	426,651	0.13%
McDermott LC. — 3.740% 12/31/2025	07/01/2020, 03/04/2021, 05/31/2022, 06/30/2022, 07/31/2022, 08/31/2022, 09/30/2022, 12/31/2021, 01/31/2022, 02/28/2022, 03/31/2022, 04/29/2022	927,842	342,354	0.11%

SOURCE CAPITAL, INC.

Portfolio of investments – RESTRICTED SECURITIES

(Continued)

September 30, 2022

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
McDermott Senior Exit LC — 3.000% 6/30/2024	07/01/2020	(304,375)	$(335,098)	(0.11)%
McDermott Super Senior Exit LC— 0.500% 6/30/2024	02/28/2020, 12/14/2020	(29,310)	(1,473,000)	(0.46)%
McDermott Technology Americas, Inc., 1M USD LIBOR + 1.000% — 4.115% 6/30/2025	12/31/2021, 01/31/2022, 02/28/2022, 03/31/2022, 04/29/2022, 05/31/2022, 06/30/2022, 07/31/2022, 08/31/2022, 09/30/2022	2,236,616	568,434	0.18%
McDermott Technology Americas, Inc., 1M USD LIBOR + 3.000% — 6.115% 6/30/2024	07/27/2020, 01/01/2022, 02/01/2022	141,919	85,151	0.03%
Mediaco Holding, Inc. Class A, 1M USD LIBOR + 6.400% — 9.482% 11/25/2024	01/01/2022, 02/01/2022, 03/01/2022, 04/01/2022, 05/01/2022, 06/01/2022	3,461,918	3,235,208	1.01%
Metropolitan Partners Fund VII LP (Private Credit)	05/13/2021	7,672,000	8,233,085	2.58%
MSD Private Credit Opportunities Fund 2 LP	03/08/2021	4,301,527	4,599,684	1.44%
MSD Real Estate Credit Opportunities Fund	06/11/2020	2,219,543	2,347,649	0.74%
Nebari Natural Resources Credit Fund I LP	08/18/2020, 10/05/2020	2,699,980	2,364,650	0.74%
Packers Holdings LLC, 1M USD LIBOR + 3.250% — 6.006% 3/9/2028	04/16/2021	1,167,719	1,072,737	0.34%
PHI Group, Inc., Restricted	08/19/2019	690,707	1,055,650	0.33%
PetVet Care Centers LLC, 1M USD LIBOR + 3.500% — 6.615% 2/14/2025	11/22/2021	646,116	596,350	0.19%
Piney Lake Opportunities Fund LP	06/30/2021	2,676,101	2,978,263	0.93%
Polaris Newco, LLC Term Loan B, 1M USD LIBOR + 4.000% — 7.674% 6/2/2028	06/03/2021, 07/30/2021	1,151,230	1,061,993	0.33%
Post Road Special Opportunity Fund I LP	01/26/2021	867,695	901,385	0.28%
QBS Parent, Inc., 3M USD LIBOR + 4.250% — 7.924% 9/22/2025	04/13/2020	1,715,357	1,783,671	0.56%
Silverpeak Credit Opportunities Onshore Fund LP	06/07/2021	1,942,291	2,603,821	0.82%
Silverpeak Special Situations	06/07/2021, 10/05/2021	2,496,111	2,891,071	0.91%
Viking Acquisition (Norway)	06/03/2021	1,342,507	1,033,201	0.33%
WH Borrower LLC, Term Loan B, 1M USD LIBOR + 5.500% — 8.422% 2/15/2027	02/10/2022, 04/12/2022	1,143,051	1,102,968	0.35%
Windstream Holdings II, LLC 09/21/2055	11/16/2020	316,230	144,368	0.05%

SOURCE CAPITAL, INC.

Portfolio of investments – RESTRICTED SECURITIES

(Continued)

September 30, 2022

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
Windstream Services LLC, 1M USD LIBOR + 6.250% —9.365% 9/21/2027	08/11/2020	$247,799	$235,938	0.07%
TOTAL RESTRICTED SECURITIES		$71,770,738	$68,931,239	21.62%

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1. The investments in limited partnerships represent investments in private funds which are valued at their net asset value as a practical expedient. The net asset value of the limited partnerships has been estimated primarily based upon the pro-rata ownership of the fair value of the limited partnerships as reported by the management of the limited partnerships. Investments in private funds can never be redeemed. Instead, the nature of the investments in this category is that distributions are received through the liquidation of the underlying assets of the limited partnerships.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of September 30, 2022:

Investments	Level 1	Level 2	Level 3	NAV as Practical Expedient	Total
Common Stocks
Semiconductor Devices	$14,483,045	—	—	—	$14,483,045
Internet Media	11,760,910	—	—	—	11,760,910
Industrial Distribution & Rental	9,536,781	—	—	—	9,536,781
Cement & Aggregates	8,498,739	—	—	—	8,498,739
Cable & Satellite	8,138,491	—	—	—	8,138,491
Application Software	5,588,580	—	$1,704,024	—	7,292,604
Electrical Components	6,321,421	—	—	—	6,321,421
P&C Insurance	6,138,214	—	—	—	6,138,214
Diversified Banks	5,866,253	—	—	—	5,866,253
Base Metals	5,038,050	—	—	—	5,038,050
Insurance Brokers	4,952,648	—	—	—	4,952,648
Banks	4,846,912	—	—	—	4,846,912
Chemicals	4,406,527	—	—	—	4,406,527
Investment Companies	4,227,465	—	—	—	4,227,465
Food Services	3,840,118	—	—	—	3,840,118
E-Commerce Discretionary	3,238,131	—	—	—	3,238,131
Integrated Utilities	2,998,960	—	—	—	2,998,960
Midstream - Oil & Gas	2,663,898	—	—	—	2,663,898
Railroad Rolling Stock	2,637,367	—	—	—	2,637,367
Hotels, Restaurants & Leisure	2,144,142	—	—	—	2,144,142
Apparel, Footwear & Accessory Design	1,955,925	—	—	—	1,955,925
Commercial & Residential Building Equipment & Systems	1,545,953	—	—	—	1,545,953
Real Estate Owners & Developers	1,436,520	—	—	—	1,436,520
Automotive Retailers	1,238,997	—	—	—	1,238,997
Energy	—	—	1,055,650	—	1,055,650
Entertainment Content	844,759	—	—	—	844,759
Oil & Gas Services & Equipment	725,283	—	—	—	725,283
Industrials	704,105	—	—	—	704,105
Health Care Services	323,269	—	—	—	323,269
Retailing	—	—	220,529	—	220,529
Special Purpose Acquisition Companies	26,192,130	$35,495	1,033,201	—	27,260,826
Limited Partnerships	—	—	—	$38,377,016	38,377,016
Preferred Stocks
Engineering Services	—	—	426,651	—	426,651
Energy	—	—	12,548	—	12,548
Closed End Fund	—	537,592	—	—	537,592
Warrants
Midstream - Oil & Gas	—	—	144,368	—	144,368
Energy	31,075	—	—	—	31,075
Commercial Mortgage-Backed Securities
Non-Agency	—	1,231,267	—	—	1,231,267
Asset-Backed Securities
Collateralized Loan Obligation	—	23,545,609	—	—	23,545,609
Equipment	—	2,817,784	397,743	—	3,215,527
Other	—	21,518,241	137,935	—	21,656,176
Corporate Bonds & Notes	—	25,397,710	—	—	25,397,710
Corporate Bank Debt	—	19,582,146	5,850,062	—	25,432,208
Convertible Bonds	—	7,700,988	—	—	7,700,988
Short-Term Investments	—	17,503,000	—	—	17,503,000
	$152,324,668	$119,869,832	$10,982,711	$38,377,016	$321,554,227

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2022:

Investments	Beginning Value at December 31, 2021	Net Realized and Unrealized Gains (Losses)(a)	Purchases	(Sales)	Gross Transfers In/(Out)	Ending Value at September 30, 2022	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at September 30, 2022
Common Stocks	$5,541,731	$(2,561,528)	—	—	—	$2,980,203	$(2,561,527)
Special Purpose Acquisition Companies	1,277,458	(244,257)	—	—	—	1,033,201	(244,258)
Preferred Stocks	438,008	1,247	—	$(56)	—	439,199	1,191
Warrants Midstream – Oil & Gas	149,524	(5,156)	—	—	—	144,368	(5,156)
Asset-Backed Securities Equipment	461,434	(26,791)	—	(36,900)	—	397,743	(26,816)
Other	—	(6,147)	—	(110,888)	$254,970	137,935	(1,407)
Corporate Bank Debt	3,505,700	139,640	$2,281,407	(426,676)	349,991	5,850,062	132,719
Corporate Bonds & Notes	—	473	—	(473)	—	—	—
	$11,373,855	$(2,702,519)	$2,281,407	$(574,993)	$604,961	$10,982,711	$(2,705,254)

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were transfers of $254,970 from Level 2 into Level 3 and transfers of $349,991 out of Level 3 into Level 2. Transfers out of Level 3 were due to change in valuation technique from recent trade activity to vendor priced.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of September 30, 2022:

Financial Assets	Fair Value at September 30, 2022	Valuation Technique(s)	Unobservable Inputs	Price/Range	Weighted Average Price
Common Stock	$1,704,024	Most Recent Capitalization (Funding) (f)	Quotes/Prices	$392.00	$392.00
			Discounts	40%	40%
	$1,055,650	Pricing Model (e)	Last Reported Trade	$12.50	$12.50
	$220,529	Pricing Model (b)	Quotes/Prices	$5.50 - $13.00	$12.60

Special Purpose Acquisition Companies	$1,033,201	Pricing Model (a)	Cost	$0.61	$0.61

Preferred Stock	$439,199	Pricing Model (b)	Quotes/Prices	$597.50 - $600.00	$599.93

Rights/Warrants - Midstream Oil & Gas	$144,368	Pricing Model (b)	Quotes/Prices	$14.00	$14.00

Asset-Backed Securities - Equipment	$397,743	Third-Party Broker Quote (c)	Quotes/Prices	$87.00	$87.00
Asset-Backed Securities - Other	$137,935	Third-Party Broker Quote (c)	Quotes/Prices	$100.00	$100.00

Corporate Bank Debt	$262,062	Pricing Model (b)	Quotes/Prices	$55.00	$55.00
	$3,235,208	Pricing Model (d)	Discounts	14.0%	14.0%
	$2,272,500	Pricing Model (g)	Cost	$93.75	$93.75

(a)	The fair value of the investment is based on the initial purchase price or more recent capital activity. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of the investment could be lower.

(b)	The Pricing Model technique for Level 3 securities involves recently quoted funding prices of the security.

(c)	The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.

(d)	The Pricing Model technique for Level 3 securities involves external valuation by an independent third party who ustilized a discounted cash flow model.

(e)	The Pricing Model technique for Level 3 securities involves the last executed trade in the security.

(f)	The fair value of the investment is based on capital funding terms. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of the investment could be lower.

(g)	The Pricing Model technique for Level 3 securities involves the initial purchase cost of the security until a trading market develops.